Acquisition of a Subsidiary - Summary of Consideration Transferred (Detail) $ in Thousands	Aug. 03, 2020 HKD ($)
Acquisition-date fair value of total consideration transferred [abstract]
Cash	$ 23,259
Equity instruments issued	67,664
Total	$ 90,923